Business combinations - Acquisition of Incremental (Details) - Incremental € in Millions	Mar. 21, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration	€ 104
Payment obligations cancelled	91
Consideration (share purchase price)	195
Intangible assets	24
Property, plant and equipment	1
Rights of use	1
Accounts receivable	11
Other assets	1
Cash and cash equivalents	9
Lease liabilities	(2)
Account Payable Recognised As Of Acquisition Date	(3)
Deferred tax liabilities	(6)
Other liabilities	(11)
Fair value of net assets	25
Goodwill (Note 7)	170
Customer base
Disclosure of detailed information about business combination [line items]
Intangible assets	23
Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 1